Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share

5.	EARNINGS PER SHARE
Earnings per share are computed as follows:

	2019	2018
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$1,765	$2,296

Weighted average number of Common Shares outstanding during the year	314.7	345.4

Basic earnings per Common Share	$5.61	$6.65

Diluted earnings per Common Share [a]:
Net income attributable to Magna International Inc.	$1,765	$2,296

Weighted average number of Common Shares outstanding during the year	314.7	345.4
Adjustments :
Stock options and restricted stock	1.1	2.1

	315.8	347.5

Diluted earnings per Common Share	$5.59	$6.61

[a]
Diluted earnings per Common Share exclude
4.0
million [2018 – 0.8 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not
“in-the-money”.
 The dilutive effect of participating securities using the
two-class
 method was excluded from the calculation of earnings per share because the effect would be immaterial.